UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21609

Western Asset Variable Rate Strategic Fund Inc.

(Exact name of registrant as specified in charter)

620 EIGHTH AVENUE, 49TH FLOOR, NEW YORK, NEW YORK 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

100 First Stamford Place

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: September 30

Date of reporting period: July 1, 2015–June 30, 2016

Item 1. Proxy Voting Record

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21609
Reporting Period: 07/01/2015 - 06/30/2016
Western Asset Variable Rate Strategic Fund Inc.

=============== Western Asset Variable Rate Strategic Fund Inc. ================

AXTEL, S.A.B. DE C.V.

Ticker:       AXTLY          Security ID:  05461Y106
Meeting Date: MAR 28, 2016   Meeting Type: ANNUAL
Record Date:  MAR 14, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
I     DISCUSSION AND, AS THE CASE MAY BE,     N/A       ABSTAIN      Management
      APPROVAL OF THE REPORTS AND OPINION
      REFERRED TO IN ARTICLE 28, SECTION IV
      OF THE SECURITIES MARKET LAW, IN
      CONNECTION WITH THE FISCAL YEAR 2015.
II    PROPOSAL ON THE IMPLEMENTATION OF THE   N/A       ABSTAIN      Management
      RESULTS ACCOUNT FOR THE FISCAL YEAR
      2015.
III   APPOINTMENT OF THE MEMBERS OF THE       N/A       ABSTAIN      Management
      BOARD OF DIRECTORS, AND CHAIRMAN OF
      THE AUDIT AND CORPORATE PRACTICES
      COMMITTEE; DETERMINATION OF THEIR
      REMUNERATION AND RELATED AGREEMENTS.
IV    DESIGNATION OF DELEGATES.               N/A       ABSTAIN      Management
V     PRESENTATION AND, IF APPLICABLE,        N/A       ABSTAIN      Management
      APPROVAL OF THE MINUTE OF THE MEETING.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Variable Rate Strategic Fund Inc.

By:	/s/ Jane Trust Jane Trust Chairman, President and Chief Executive Officer

Date:	August 12, 2016